Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 8.0%
20,329		AGL Energy Ltd.	$ 227,758	0.6
91,358		Aurizon Holdings Ltd.	289,819	0.7
71,058		AusNet Services	83,318	0.2
39,708		Australia & New Zealand Banking Group Ltd.	472,587	1.1
6,980		BHP Group Ltd.	164,280	0.4
60,791		Boral Ltd.	126,527	0.3
24,215		Coca-Cola Amatil Ltd.	141,609	0.3
20,328		Crown Resorts Ltd.	130,250	0.3
27,605		Harvey Norman Holdings Ltd.	59,903	0.1
2,164		Macquarie Group Ltd.	159,163	0.4
8,492		Rio Tinto Ltd.	530,404	1.3
157,170		Scentre Group	234,287	0.6
169,867		Stockland	405,567	1.0
53,183		Sydney Airport	208,080	0.5
89,714		Vicinity Centres	96,509	0.2
			3,330,061	8.0

		Belgium: 0.9%
3,033		Colruyt S.A.	183,067	0.4
2,097		UCB S.A.	209,879	0.5
			392,946	0.9

		China: 0.5%
80,000		BOC Hong Kong Holdings Ltd.	225,329	0.5

		Denmark: 4.0%
2,102		Carlsberg A/S	272,447	0.6
2,243		Coloplast A/S	379,370	0.9
10,810		Novo Nordisk A/S	708,106	1.7
6,284		Pandora A/S	314,857	0.8
			1,674,780	4.0

		Finland: 2.7%
3,660		Elisa OYJ	228,064	0.5
6,271		Orion Oyj	335,647	0.8
8,749	(1)	Sampo OYJ	314,356	0.8
8,631		UPM-Kymmene OYJ	249,037	0.6
			1,127,104	2.7

		France: 7.5%
6,910	(1)	Bouygues SA	212,004	0.5
844		Cie Generale des Etablissements Michelin SCA	85,422	0.2
12,881	(1)	CNP Assurances	136,277	0.3
460		Covivio	26,877	0.1
4,129		Danone	284,077	0.7
843		Dassault Systemes SE	143,927	0.3
1,367		Edenred	57,201	0.1
2,966	(1)	Eiffage SA	270,752	0.6
20,216	(1)	Engie SA	240,253	0.6
10,010		Eutelsat Communications	100,221	0.2
43,325		Natixis SA	97,153	0.2
8,839		Orange SA	106,302	0.3
5,729	(1)	Peugeot S.A.	82,242	0.2
5,112	(1)	Renault S.A.	115,882	0.3
6,854		Sanofi	670,423	1.6
7,711	(1)	SCOR SE	193,373	0.5
7,714	(1)	Societe Generale	114,112	0.3
3,029		Total SA	114,862	0.3
690		Vinci SA	64,374	0.2
			3,115,734	7.5

		Germany: 5.5%
315	(1)	Adidas AG	83,540	0.2
201		Allianz SE	36,429	0.1
5,266		BASF SE	286,617	0.7
673		Beiersdorf AG	70,691	0.2
2,520		Deutsche Boerse AG	414,923	1.0
11,119	(1)	Deutsche Post AG	348,227	0.8
18,798	(1)	Deutsche Telekom AG	295,009	0.7
421		Hochtief AG	37,300	0.1
797		Muenchener Rueckversicherungs-Gesellschaft AG	181,747	0.4
1,746		Siemens AG	192,505	0.5
106,057		Telefonica Deutschland Holding AG	323,441	0.8
			2,270,429	5.5

		Hong Kong: 3.0%
19,000		CK Hutchison Holdings Ltd.	116,981	0.3
26,000		CK Infrastructure Holdings Ltd.	130,648	0.3
28,493		CLP Holdings Ltd.	279,680	0.7
177,000		HKT Trust / HKT Ltd.	251,800	0.6
2,100		Jardine Matheson Holdings Ltd.	84,448	0.2
146,000		PCCW Ltd.	80,274	0.2
47,000		Power Assets Holdings Ltd.	263,182	0.6
23,500		Yue Yuen Industrial Holdings	33,838	0.1
			1,240,851	3.0

		Ireland: 0.3%
4,117		CRH PLC	132,575	0.3

		Israel: 1.0%
38,775		Bank Leumi Le-Israel BM	205,951	0.5
19,297		ICL Group Ltd.	67,285	0.1
24,372		Israel Discount Bank Ltd.	77,383	0.2
3,774		Mizrahi Tefahot Bank Ltd.	73,878	0.2
			424,497	1.0

		Italy: 3.2%
14,893		Assicurazioni Generali S.p.A.	207,625	0.5
18,427		Enel S.p.A.	142,473	0.3
25,871		ENI S.p.A.	235,285	0.6
28,361		Mediobanca Banca di Credito Finanziario SpA	186,569	0.4
4,459		Recordati S.p.A.	203,063	0.5
58,446		Snam SpA	273,782	0.7
9,122		Terna Rete Elettrica Nazionale SpA	61,972	0.2
			1,310,769	3.2

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: 26.3%
1,600		ABC-Mart, Inc.	$ 97,189	0.2
16,400		Ajinomoto Co., Inc.	279,794	0.7
2,900		Alps Alpine Co. Ltd.	35,147	0.1
15,100		Astellas Pharma, Inc.	269,806	0.7
4,200		Benesse Holdings, Inc.	113,950	0.3
3,300		Calbee, Inc.	95,555	0.2
15,600		Canon, Inc.	320,340	0.8
800		Central Japan Railway Co.	137,105	0.3
54		Daiwa House REIT Investment Corp.	133,169	0.3
1,600		Denso Corp.	61,629	0.2
3,600		East Japan Railway Co.	282,754	0.7
5,100		Electric Power Development Co., Ltd.	96,557	0.2
2,900		Fuji Film Holdings Corp.	133,013	0.3
100		Hikari Tsushin, Inc.	21,932	0.1
5,000		Hitachi Ltd.	161,496	0.4
2,300		Hoya Corp.	216,415	0.5
15,900		Itochu Corp.	341,921	0.8
13,300		J Front Retailing Co., Ltd.	113,216	0.3
8,600		Japan Airlines Co. Ltd.	168,876	0.4
133		Japan Retail Fund Investment Corp.	175,410	0.4
7,100		Kamigumi Co., Ltd.	139,150	0.3
10,100		Konami Holdings Corp.	354,844	0.9
2,700		Lawson, Inc.	149,785	0.4
15,800		LIXIL Group Corp.	220,729	0.5
3,000		Marubeni Corp.	14,606	0.0
2,400		McDonald's Holdings Co. Japan Ltd.	127,719	0.3
8,200		Medipal Holdings Corp.	162,445	0.4
3,600		MEIJI Holdings Co., Ltd.	271,846	0.7
24,100		Mitsubishi Chemical Holdings Corp.	141,958	0.3
13,300		Mitsubishi Corp.	310,837	0.7
9,300		Mitsubishi Heavy Industries Ltd.	241,406	0.6
11,500		Mitsui & Co., Ltd.	174,882	0.4
10,900		MS&AD Insurance Group Holdings, Inc.	321,058	0.8
7,600		NEC Corp.	341,713	0.8
700		Nippon Shinyaku Co., Ltd.	60,489	0.1
12,900		NTT DoCoMo, Inc.	354,539	0.9
7,200		Olympus Corp.	125,189	0.3
4,100		ORIX Corp.	54,257	0.1
17,300		Pan Pacific International Holdings Corp.	348,846	0.8
23,800		Ricoh Co., Ltd.	176,409	0.4
5,200		Sankyo Co., Ltd.	134,133	0.3
3,600		Secom Co., Ltd.	312,476	0.8
18,000		Seiko Epson Corp.	203,963	0.5
15,200		Sekisui House Ltd.	290,155	0.7
8,100		Seven & I Holdings Co., Ltd.	277,839	0.7
4,900		Shionogi & Co., Ltd.	290,575	0.7
4,300		Softbank Corp.	54,601	0.1
21,700		Sumitomo Corp.	261,466	0.6
11,500		Sumitomo Mitsui Financial Group, Inc.	333,757	0.8
9,400		Sundrug Co., Ltd.	316,641	0.8
2,000		Suzuken Co., Ltd.	72,763	0.2
10,600		Teijin Ltd.	173,727	0.4
2,600		Toyo Suisan Kaisha Ltd.	136,247	0.3
6,700		Trend Micro, Inc.	368,783	0.9
109		United Urban Investment Corp.	115,403	0.3
3,600		West Japan Railway Co.	233,055	0.6
			10,923,565	26.3

		Netherlands: 5.8%
16,182	(2)	ABN AMRO Bank NV	128,756	0.3
25,524		ING Groep NV	165,947	0.4
8,373		Koninklijke Ahold Delhaize NV	212,288	0.5
24,757		Koninklijke KPN NV	60,515	0.2
2,133	(1)	Koninklijke Philips NV	96,973	0.2
7,351		Randstad NV	307,876	0.7
35,238		Royal Dutch Shell PLC - Class A	557,746	1.4
9,147		Unilever NV	472,698	1.1
4,931		Wolters Kluwer NV	392,352	1.0
			2,395,151	5.8

		New Zealand: 0.4%
58,161		Spark New Zealand Ltd.	159,883	0.4

		Norway: 0.4%
19,783		Orkla ASA	177,686	0.4

		Singapore: 1.8%
113,400		CapitaLand Mall Trust	163,620	0.4
91,500		ComfortDelgro Corp., Ltd.	93,482	0.2
174,900		Genting Singapore Ltd.	97,458	0.2
13,500		SATS Ltd.	25,489	0.1
33,500		Singapore Exchange Ltd.	196,817	0.5
108,600		Singapore Telecommunications Ltd.	191,250	0.4
			768,116	1.8

		Spain: 3.1%
1,663	(1),(2)	Aena SME SA	236,659	0.6
9,428		Enagas	212,504	0.5
11,570		Endesa S.A.	276,365	0.6
11,668		Ferrovial SA - FERE	317,974	0.8
48,738		Mapfre SA	85,944	0.2
6,398		Red Electrica Corp. SA	112,657	0.3
4,732		Repsol SA	44,552	0.1
			1,286,655	3.1

		Sweden: 1.3%
5,702	(1)	Essity AB	188,854	0.4
2,174		Swedish Match AB	151,730	0.4
21,824		Telefonaktiebolaget LM Ericsson	199,850	0.5
			540,434	1.3

		Switzerland: 10.3%
5,385		Adecco Group AG	258,932	0.6
25		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	209,425	0.5
6,648		LafargeHolcim Ltd.-CHF	277,192	0.7
12,090		Nestle SA	1,312,697	3.2
8,454		Novartis AG	735,971	1.8
3,173		Roche Holding AG	1,101,418	2.6

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: (continued)
1,167	Zurich Insurance Group AG	$ 377,643	0.9
		4,273,278	10.3

	United Kingdom: 12.7%
24,236	3i Group PLC	248,017	0.6
7,241	Admiral Group Plc	209,152	0.5
1,418	Anglo American PLC	30,018	0.1
10,358	(2) Auto Trader Group PLC	71,996	0.2
63,291	Aviva PLC	195,223	0.5
46,333	BAE Systems PLC	285,958	0.7
95,651	BP PLC	365,762	0.9
201,016	BT Group PLC	289,406	0.7
5,965	Coca-Cola European Partners PLC - USD	224,880	0.6
1,771	Diageo PLC	61,790	0.1
64,971	Direct Line Insurance Group PLC	212,822	0.5
38,598	Evraz PLC	135,243	0.3
3,339	(1) Fiat Chrysler Automobiles NV	29,802	0.1
29,738	GlaxoSmithKline PLC	615,953	1.5
7,453	Imperial Brands PLC	135,944	0.3
3,650	Next PLC	220,737	0.5
8,110	Persimmon PLC	231,328	0.5
9,265	Relx PLC (GBP Exchange)	215,647	0.5
205,295	Royal Bank of Scotland Group PLC	280,816	0.7
43,635	Sage Group PLC/The	374,176	0.9
16,233	Smith & Nephew PLC	331,177	0.8
7,868	Unilever PLC	422,460	1.0
51,498	Vodafone Group PLC	84,688	0.2
		5,272,995	12.7

	Total Common Stock
	(Cost $44,840,205)	41,042,838	98.7

EXCHANGE-TRADED FUNDS: 0.1%
373	iShares MSCI EAFE ETF	22,246	0.1

	Total Exchange-Traded Funds
	(Cost $25,786)	22,246	0.1

PREFERRED STOCK: 0.1%
	Germany: 0.1%
611	Henkel AG & Co. KGaA	54,644	0.1

	Total Preferred Stock
	(Cost $48,038)	54,644	0.1

	Total Investments in Securities (Cost $44,914,029)	$41,119,728	98.9
	Assets in Excess of Other Liabilities	474,483	1.1
	Net Assets	$41,594,211	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Industrials	16.3%
Health Care	15.8
Consumer Staples	14.6
Financials	14.2
Communication Services	7.2
Consumer Discretionary	6.7
Information Technology	6.1
Utilities	5.8
Materials	5.6
Real Estate	3.3
Energy	3.2
Exchange-Traded Funds	0.1
Assets in Excess of Other Liabilities	1.1
Net Assets	100.0%

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$ –	$ 3,330,061	$ –	$ 3,330,061
Belgium	–	392,946	–	392,946
China	–	225,329	–	225,329
Denmark	–	1,674,780	–	1,674,780
Finland	–	1,127,104	–	1,127,104
France	–	3,115,734	–	3,115,734
Germany	–	2,270,429	–	2,270,429
Hong Kong	–	1,240,851	–	1,240,851
Ireland	–	132,575	–	132,575
Israel	–	424,497	–	424,497
Italy	–	1,310,769	–	1,310,769
Japan	–	10,923,565	–	10,923,565
Netherlands	700,228	1,694,923	–	2,395,151
New Zealand	–	159,883	–	159,883
Norway	–	177,686	–	177,686
Singapore	–	768,116	–	768,116
Spain	236,659	1,049,996	–	1,286,655
Sweden	–	540,434	–	540,434
Switzerland	–	4,273,278	–	4,273,278
United Kingdom	224,880	5,048,115	–	5,272,995
Total Common Stock	1,161,767	39,881,071	–	41,042,838
Exchange-Traded Funds	22,246	–	–	22,246
Preferred Stock	–	54,644	–	54,644
Total Investments, at fair value	$ 1,184,013	$ 39,935,715	$ –	$ 41,119,728
Liabilities Table
Other Financial Instruments+
Written Options	$ –	$ (1,056,724)	$ –	$ (1,056,724)
Total Liabilities	$ –	$ (1,056,724)	$ –	$ (1,056,724)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2020, the following OTC written equity options were outstanding for Voya International High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

iShares MSCI EAFE ETF	BNP Paribas	Call	06/19/20	USD	55.160	251,994	USD	15,028,922	$ 335,858	$ (1,056,724)
									$ 335,858	$ (1,056,724)

Currency Abbreviations
USD	-	United States Dollar

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $44,838,655.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 2,653,464
Gross Unrealized Depreciation	(7,378,177)
Net Unrealized Depreciation	$(4,724,713)